NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of persons and ownership percentages (Details 1)	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	100.00%
Omagine, Inc.
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	60.00%
RCA
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	25.00%
CCC-Panama
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	10.00%
CCC-Oman
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	5.00%